Leases Lease Maturities (Details 4) $ in Millions	Dec. 31, 2019 USD ($)
Lessee, Operating Lease, Lease Not yet Commenced, Value	$ 125
Lessee, Operating Lease, Liability, Payments, Due Next Year	300
Lessee, Operating Lease, Liability, Payments, Due Year Two	262
Lessee, Operating Lease, Liability, Payments, Due Year Three	224
Lessee, Operating Lease, Liability, Payments, Due Year Four	185
Lessee, Operating Lease, Liability, Payments, Due Year Five	146
Lessee, Operating Lease, Liability, Payments, Due after Year Five	875
Lessee, Operating Lease, Liability, Payments, Due	1,992
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	423
Operating Lease, Liability	$ 1,569
Minimum
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	3 years
Maximum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	11 years